GOING CONCERN AND LIQUIDITY	9 Months Ended
Sep. 30, 2011
Going Concern And Liquidity
GOING CONCERN AND LIQUIDITY
NOTE 2 - GOING CONCERN AND LIQUIDITY

At September 30, 2011, the negative working capital of the Company was $1,364,431. Further, the Company incurred net losses of $1,290,313 and $1,277,001 for the nine months ended September 30, 2011 and for the year ended December 31, 2010, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The continued existence of the Company is dependent upon its ability to execute its business plan and attain profitable operations or obtain additional financing.